Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of inventories
	As of December 31,
	2018	2019
	$	$

Raw materials	6,056	4,107
Goods in transit	1,443	-
Work in process	155	908
Finished goods	917	1,041
	8,570	6,056
Less: provision	(1,782)	(1,513)

Inventories, net	6,788	4,543